5. CAPITAL STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Capital Stock Tables
Summary of warrant activity
	Number of Warrants	Exercise Price	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)	Expiry Date
Balance, December 31, 2015	3,336,060	$0.02	$0.02	4.86	November 10, 2020
Granted	—	$—	$—	—
Expired	—	$—	$—	—
Exercised	—	$—	$—	—
Balance June 30, 2016	3,336,060	$0.02	$0.02	4.36	November 10, 2020

	Number of Warrants	Exercise Price	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)	Expiry Date
Balance, December 31, 2014	-	-	-	-	-
Granted	3,336,060	$0.02	$0.02
Balance, December 31, 2015	3,336,060	$0.02	$0.02	4.86	November 10, 2020